Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions and Dispositions [Text Block]

Note 2.	Acquisitions and Dispositions
The company’s acquisitions have historically been made at prices above the determined fair value of the acquired identifiable assets, resulting in goodwill, due to expectations of the synergies that will be realized by combining the businesses. These synergies include the elimination of redundant facilities, functions and staffing; use of the company’s existing commercial infrastructure to expand sales of the acquired businesses’ products; and use of the commercial infrastructure of the acquired businesses to cost-effectively expand sales of company products.
Acquisitions have been accounted for using the purchase method of accounting, and the acquired companies’ results have been included in the accompanying financial statements from their respective dates of acquisition. Acquisition transaction costs are recorded in selling, general and administrative expenses as incurred.
2016
On September 19, 2016, the company acquired, within the Analytical Instruments segment, FEI Company, a North America-based provider of high-performance electron microscopy, for a total purchase price of $4.08 billion, net of cash acquired. The acquisition strengthened the company's analytical instrument portfolio with the addition of high-end electron microscopes. Revenues of FEI were $930 million in 2015. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $2.06 billion was allocated to goodwill, approximately $65 million of which is tax deductible.
On March 31, 2016, the company acquired, principally within the Life Sciences Solutions segment, Affymetrix, Inc., a North America-based provider of cellular and genetic analysis products, for a total purchase price of $1.34 billion, net of cash acquired, including the assumption of $254 million of debt. The acquisition expanded the company's existing portfolio of antibodies and assays for flow cytometry and single-cell biology applications. Additionally, the acquisition expanded the company's genetic analysis portfolio through the addition of microarrays. Revenues of Affymetrix were $360 million in 2015. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $615 million was allocated to goodwill, none of which is tax deductible.
In addition, in 2016, the company acquired, within the Life Sciences Solutions segment, a manufacturer of transfection reagents and cell-related products and selected assets of an existing channel partner, within the Analytical Instruments segment, a provider of X-ray diffraction solutions for material science and industrial applications and, within the Specialty Diagnostics segment, an existing channel partner for its microbiology media products, for an aggregate purchase price of $33 million.
The components of the purchase price and net assets acquired for 2016 acquisitions are as follows:

(In millions)	FEI	Affymetrix	Other	Total

Purchase Price
Cash paid	$4,440.4	$1,165.0	$29.5	$5,634.9
Debt assumed	—	254.2	0.6	254.8
Purchase price payable	10.8	0.5	2.7	14.0
Cash acquired	(369.1)	(77.9)	(0.3)	(447.3)

	$4,082.1	$1,341.8	$32.5	$5,456.4

Net Assets Acquired
Current assets	$621.4	$160.6	$3.4	$785.4
Property, plant and equipment	153.0	19.3	0.2	172.5
Definite-lived intangible assets:
Customer relationships	1,051.1	500.5	8.7	1,560.3
Product technology	739.8	253.1	7.0	999.9
Tradenames and other	130.0	45.5	—	175.5
Indefinite-lived intangible assets:
In-process research and development	104.7	14.4	—	119.1
Goodwill	2,057.1	615.2	20.6	2,692.9
Other assets	71.6	7.8	0.1	79.5
Liabilities assumed	(846.6)	(274.6)	(7.5)	(1,128.7)

	$4,082.1	$1,341.8	$32.5	$5,456.4

The weighted-average amortization periods for definite-lived intangible assets acquired in 2016 are 16 years for customer relationships, 8 years for product technology and 8 years for tradenames and other. The weighted average amortization period for all definite-lived intangible assets acquired in 2016 is 13 years.
The company recorded a deferred tax liability of $156 million in the acquisition accounting related to the outside basis difference of the Affymetrix Singapore operations as the company does not intend to permanently reinvest the pre-acquisition Singapore earnings.
Revenues of Affymetrix and FEI in 2016, subsequent to the date of acquisition, were $251 million and $385 million, respectively. Operating losses totaled $125 million and $38 million, respectively, primarily due to acquisition-related charges and restructuring costs related to synergy planning.
2015
On September 30, 2015, the company acquired, within the Laboratory Products and Services segment, Alfa Aesar, a U.K.-based global manufacturer of research chemicals from Johnson Matthey Plc, for £257 million ($393 million) in cash. The acquisition expanded the company’s existing portfolio of chemicals, solvents and reagents. Revenues of Alfa Aesar were approximately £78 million in 2014. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $125 million was allocated to goodwill, $41 million of which is tax deductible.
In February 2015, the company acquired, within the Life Sciences Solutions segment, Advanced Scientifics, Inc., a North America-based global provider of single-use systems and process equipment for bioprocess production, for approximately $289 million. The acquisition expanded the company’s bioprocessing offerings. Revenues of Advanced Scientifics were approximately $80 million in 2014. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $124 million was allocated to goodwill, all of which is tax deductible.
In addition, in 2015, the company acquired, within the Analytical Instruments segment, selected assets of certain existing channel partners for its chromatography and mass spectrometry products and, within the Specialty Diagnostics segment, an existing channel partner for its transplant diagnostics products, for an aggregate purchase price of $19 million.
During 2015, the company made contingent purchase price payments totaling $11 million for acquisitions completed prior to 2015. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.
The components of the purchase price and net assets acquired for 2015 acquisitions are as follows:

(In millions)	Alfa Aesar	Advanced Scientifics	Other	Total

Purchase Price
Cash paid	$393.0	$289.1	$18.5	$700.6
Purchase price payable	—	—	1.3	1.3
Cash acquired	(3.5)	(0.3)	(1.3)	(5.1)

	$389.5	$288.8	$18.5	$696.8

Net Assets Acquired
Current assets	$96.8	$28.7	$4.6	$130.1
Property, plant and equipment	39.0	10.6	0.1	49.7
Definite-lived intangible assets:
Customer relationships	137.1	90.0	7.9	235.0
Product technology	—	36.5	—	36.5
Tradenames and other	15.6	2.3	—	17.9
Goodwill	125.1	124.4	8.9	258.4
Other assets	4.5	0.2	—	4.7
Liabilities assumed	(28.6)	(3.9)	(3.0)	(35.5)

	$389.5	$288.8	$18.5	$696.8

The weighted-average amortization periods for definite-lived intangible assets acquired in 2015 are 15 years for customer relationships, 10 years for product technology and 10 years for tradenames and other. The weighted average amortization period for all definite-lived intangible assets acquired in 2015 is 14 years.
2014
On February 3, 2014, the company completed the acquisition of Life Technologies Corporation, within the Life Sciences Solutions segment, for a total purchase price of $15.30 billion, net of cash acquired, including the assumption of $2.28 billion of debt. The company issued debt and common stock in late 2013 and early 2014 to partially fund the acquisition. Life Technologies provides innovative products and services to customers conducting scientific research and genetic analysis, as well as those in applied markets, such as forensics and food safety testing. The acquisition of Life Technologies extends customer reach and broadens the company’s offerings in biosciences; genetic, medical and applied sciences; and bioproduction. Life Technologies’ revenues totaled $3.87 billion in 2013. The purchase price exceeded the fair value of the identifiable net assets and, accordingly, $7.17 billion was allocated to goodwill, substantially none of which is tax deductible.
In addition, in 2014, the company acquired an animal health diagnostics company, within the Life Sciences Solutions segment, and a distributor of analytical instruments, within the Analytical Instruments segment, for an aggregate of $36 million, net of cash acquired.
During 2014, the company made contingent purchase price payments totaling $13 million for acquisitions completed prior to 2014. The contingent purchase price payments were contractually due to the sellers upon achievement of certain performance criteria at the acquired businesses.
The components of the purchase price and net assets acquired for 2014 acquisitions are as follows:

(In millions)	Life Technologies	Other	Total

Purchase Price
Cash paid	$13,487.3	$47.3	$13,534.6
Debt assumed	2,279.5	—	2,279.5
Cash acquired	(463.0)	(11.5)	(474.5)

	$15,303.8	$35.8	$15,339.6

Net Assets Acquired
Current assets	$1,755.5	$18.5	$1,774.0
Property, plant and equipment	748.1	1.1	749.2
Definite-lived intangible assets:
Customer relationships	5,883.0	7.0	5,890.0
Product technology	2,626.9	5.5	2,632.4
Tradenames and other	619.1	—	619.1
Indefinite-lived intangible assets:
In-process research and development	58.4	—	58.4
Goodwill	7,167.0	12.5	7,179.5
Other assets	246.7	0.1	246.8
Liabilities assumed	(3,800.9)	(8.9)	(3,809.8)

	$15,303.8	$35.8	$15,339.6
The weighted-average amortization periods for intangible assets acquired in 2014 are 16 years for customer relationships, 11 years for product technology and 9 years for definite-lived tradenames and other. The weighted average amortization period for all definite-lived intangible assets acquired in 2014 is 14 years.
Unaudited Pro Forma Information
Had the acquisitions of FEI and Affymetrix been completed as of the beginning of 2015, the company’s pro forma results for 2016 and 2015 would have been as follows:

(In millions except per share amounts)	2016	2015

Revenues	$18,988.4	$18,230.0

Income from Continuing Operations	$2,045.8	$1,688.8

Net Income	$2,042.3	$1,683.9

Earnings per Share from Continuing Operations:
Basic	$5.18	$4.24
Diluted	$5.15	$4.20

Earnings per Share:
Basic	$5.17	$4.22
Diluted	$5.14	$4.19
Pro forma results include non-recurring pro forma adjustments that were directly attributable to the business combinations to reflect amounts as if the acquisitions had been completed as of the beginning of 2015, as follows:

•	Pre-tax charge to selling, general and administrative expenses of $102 million in 2015, for acquisition-related transaction costs incurred by the company, Affymetrix and FEI;

•	Pre-tax charge to cost of revenues of $99 million in 2015, for the sale of Affymetrix and FEI inventories revalued at the date of acquisition;

•	Pre-tax charge of $46 million in 2015, for initial restructuring charges incurred by the company relating to the Affymetrix and FEI acquisitions.

•	Pre-tax charge of $33 million in 2015, to conform the accounting policies of Affymetrix and FEI with the company’s accounting policies; and

•	Pre-tax reduction of revenues of $6 million and $14 million in 2016 and 2015, respectively, for revaluing the Affymetrix and FEI deferred revenue obligations to fair value.
These pro forma results of operations have been prepared for comparative purposes only, and they do not purport to be indicative of the results of operations that actually would have resulted had the acquisitions occurred on the date indicated or that may result in the future.
The company’s results would not have been materially different from its pro forma results had the company’s other 2015 or 2016 acquisitions occurred at the beginning of 2014 or 2015, respectively.
Dispositions
On August 15, 2014, the company sold its Cole-Parmer specialty channel business, part of the Laboratory Products and Services segment, for $480 million in cash, net of cash divested. The sale of this business resulted in a pre-tax gain of approximately $134 million, included in restructuring and other costs (income), net. Due to the low tax basis in the Cole-Parmer business, the tax provision related to the sale slightly exceeded the pre-tax gain, resulting in a $4 million after-tax loss on the sale of the business. Revenues and operating income of the business sold were approximately $232 million and $43 million, respectively, for the year ended December 31, 2013 and $149 million and $28 million, respectively, in 2014 through the date of sale.
The assets and liabilities of the Cole-Parmer business were as follows at June 28, 2014:

June 28,
(In millions)	2014

Current Assets	$39.5
Long-term Assets	400.3
Current Liabilities	15.5
Long-term Liabilities	84.1

On March 21, 2014, the company sold its legacy sera and media, gene modulation and magnetic beads businesses to GE Healthcare for $1.06 billion, net of cash divested, or $0.8 billion of after-tax proceeds. The businesses were included principally in the Life Sciences Solutions segment. Divestiture of these businesses was a condition to obtaining antitrust approval for the Life Technologies acquisition. Revenues and operating income of the businesses sold were approximately $250 million and $64 million, respectively, for the year ended December 31, 2013 and $61 million and $12 million, respectively, in 2014 through the date of sale. The sale of these businesses resulted in a pre-tax gain of approximately $761 million, included in restructuring and other costs (income), net.